INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Components of Investments in Direct Financing and Sales-type Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	$ 64,868	$ 163,514
Purchase obligations at the end of the leases	74,650	76,400
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments		(34,128)
Net minimum lease payments receivable	139,518	205,786
Estimated residual values of leased property (un-guaranteed)	0	34,721
Less: unearned income	(20,303)	(34,478)
Total investment in sales-type lease, direct financing lease and leaseback assets	119,215	206,029
Allowance for expected credit losses	(192)	(1,263)
Total investment in sales-type lease, direct financing lease and leaseback assets	119,023	204,766
Current portion	15,432	23,484
Long-term portion	103,591	181,282
Sales-Type Leases and Direct Financing Leases
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	30,708	120,411
Purchase obligations at the end of the leases	43,150	44,900
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments		(34,128)
Net minimum lease payments receivable	73,858	131,183
Estimated residual values of leased property (un-guaranteed)	0	34,721
Less: unearned income	(7,252)	(17,532)
Total investment in sales-type lease, direct financing lease and leaseback assets	66,606	148,372
Allowance for expected credit losses	(102)	(1,142)
Total investment in sales-type lease, direct financing lease and leaseback assets	66,504	147,230
Current portion	10,794	18,436
Long-term portion	55,710	128,794
Leaseback Assets
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	34,160	43,103
Purchase obligations at the end of the leases	31,500	31,500
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments		0
Net minimum lease payments receivable	65,660	74,603
Estimated residual values of leased property (un-guaranteed)	0	0
Less: unearned income	(13,051)	(16,946)
Total investment in sales-type lease, direct financing lease and leaseback assets	52,609	57,657
Allowance for expected credit losses	(90)	(121)
Total investment in sales-type lease, direct financing lease and leaseback assets	52,519	57,536
Current portion	4,638	5,048
Long-term portion	$ 47,881	$ 52,488